Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(10) Subsequent Events

In January 2016, the Partnership declared and paid $499,061, or $0.111233 per outstanding common unit, in distributions to its holders of common units.

In January 2016, the Partnership closed on the issuance of approximately 380,645 units through its ongoing best efforts offering, representing gross proceeds to the Partnership of approximately $7.2 million and proceeds net of selling and marketing costs of approximately $6.8 million.

In February 2016, the Partnership declared and paid $522,730, or $0.107397 per outstanding common unit, in distributions to its holders of common units.

In February 2016, the Partnership closed on the issuance of approximately 375,483 units through its ongoing best efforts offering, representing gross proceeds to the Partnership of approximately $7.1 million and proceeds net of selling and marketing costs of approximately $6.7 million.

On March 4, 2016 we had received subscriptions for all of the common units we were offering at $19.00 per common unit, 5,263,158 units and, consequently, all common units offered and sold after that date will be at $20.00 per common unit in accordance with the prospectus.

On March 2, 2016, Aubrey McClendon, who controlled our third party manager E11 Management, LLC was killed in a car accident. We do not believe this will cause any interruption in our existing operations, since as previously disclosed, substantially all of the Partnership’s assets are operated by Whiting Petroleum Corporation, an independent third party.

In March 2016, the Partnership declared and paid $563,056, or $0.107397 per outstanding common unit, in distributions to its holders of common units.

In March 2016, the Partnership closed on the issuance of approximately 343,541 units through its ongoing best efforts offering, representing gross proceeds to the Partnership of approximately $6.9 million and proceeds net of selling and marketing costs of approximately $6.5 million.